GENERAL	12 Months Ended
Dec. 31, 2017
Disclosure of general [Abstract]
GENERAL
NOTE 1 -     GENERAL

EVIATION AIRCRAFT Ltd. (formerly R.V.B. Holdings Ltd.) (the "Company") was incorporated under the laws of the State of Israel. The name change was in effect at March 2, 2017. The address of the Company’s registered office is 1 Ha’Ofe St., Kadima-Tzoran, Israel, 6092000.

The Company’s ordinary shares are traded in the United States on the OTC Market, Pink tier, under the symbol EVTNF (formerly  RVBHF). See note 4 relating to creditors arrangement and discontinued operation in February 2016.

On May 15, 2016, the Company established a new, wholly-owned Israeli subsidiary company under the name “Eviation Tech Ltd.” (the “Subsidiary”) for the purpose of developing and commercializing electric propulsion aviation, the Company's new business focus (the “Aviation Business”).

As of December 31, 2017, the Company had cash and cash equivalent balance of $284 thousand and deficit in equity of $839 thousand. On July 17, 2016, the Group entered into loan and security agreements with certain shareholders for a total amount of $5 million. As of the date of these financial statements, the Group received approximately $3.6 million of the loans and the Group has under these agreements an additional $1.4 million in unutilized credit availability.  On February 18, 2018 the Company entered into a binding memorandum of understanding (the “MOU”) with a new investor in respect of investment of up to $12 million. The investor had paid an amount of $0.5 million on January 11, 2018 and an additional amount of $1.5 million on March 30, 2018 on account of the investment. See also note 19. The Company's management believes that its available cash resources, including the shareholder credit facilities, the amount received in advance from the new investor and remaining budget approved in the program from the OCS toward the design and development of the aircraft (see note 13(a)(2)), are sufficient to meet its operating requirements for at least 12 months from the reporting period. Management has the ability to reduce its expenses if needed, so it can continue to meet its liabilities.